Label	Element	Value
FPA Capital Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099188_SupplementTextBlock

FPA Capital Fund, Inc. (FPPTX)

Supplement dated December 1, 2016 to the

Prospectus dated July 31, 2016

This Supplement updates certain information contained in the Prospectus for FPA Capital Fund, Inc.  (the “Fund”) dated July 31, 2016.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Capital Fund, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The second sentence of the first paragraph in the section entitled "Fees and Expenses" on page 2 of the Prospectus and the second sentence of the first paragraph in the section entitled "Purchase and Sale of Fund Shares" on page 8 of the Prospectus are hereby deleted and replaced with the following:

See the section entitled "Limited Availability to New Investors" for a description of shareholders eligible to purchase shares of the Fund.

PLEASE RETAIN FOR FUTURE REFERENCE